FIDELITY(REGISTERED TRADEMARK) ADVISOR
EMERGING MARKETS INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
DECEMBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              21  The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     24  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            25  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   34  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  43  Notes to financial statements.

REPORT OF INDEPENDENT  52  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          53

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T shares, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV EMERGING MARKETS    36.35%       86.43%        91.03%
INCOME - CL A

FIDELITY ADV EMERGING MARKETS    29.87%       77.57%        81.95%
INCOME - CL A  (INCL. 4.75%
SALES CHARGE)

JP EMBI Global                   24.18%       110.15%       89.80%

JP EMBI Plus                     25.97%       115.36%       95.11%

Emerging Markets Debt Funds      24.51%       84.02%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 26 emerging market countries. You can also compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV EMERGING MARKETS  36.35%       13.27%        11.78%
INCOME - CL A

FIDELITY ADV EMERGING MARKETS  29.87%       12.17%        10.84%
INCOME - CL A  (INCL. 4.75%
SALES CHARGE)

JP EMBI Global                 24.18%       16.01%        11.65%

JP EMBI Plus                   25.97%       16.58%        12.18%

Emerging Markets Debt Funds    24.51%       12.76%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL A      JP EMBI Global
             00255                       JP045
  1994/03/10       9525.00                    10000.00
  1994/03/31       9128.32                     8854.87
  1994/04/30       9248.44                     8696.06
  1994/05/31       9844.60                     9321.51
  1994/06/30       9368.11                     8769.57
  1994/07/31       9578.30                     8955.23
  1994/08/31      10732.31                     9684.79
  1994/09/30      11038.76                     9881.74
  1994/10/31      10754.24                     9595.37
  1994/11/30      10530.74                     9637.26
  1994/12/31       9760.21                     9031.92
  1995/01/31       8639.66                     8617.57
  1995/02/28       8022.18                     8204.98
  1995/03/31       7787.58                     8074.41
  1995/04/30       8456.16                     8891.47
  1995/05/31       8960.63                     9696.42
  1995/06/30       9011.12                     9801.47
  1995/07/31       9026.46                     9804.81
  1995/08/31       9219.78                    10078.14
  1995/09/30       9586.60                    10432.50
  1995/10/31       9514.14                    10331.83
  1995/11/30       9831.92                    10681.21
  1995/12/31      10442.10                    11414.47
  1996/01/31      11211.15                    12387.58
  1996/02/29      10586.42                    11676.70
  1996/03/31      10686.18                    11938.35
  1996/04/30      11237.32                    12528.79
  1996/05/31      11532.65                    12723.41
  1996/06/30      11823.71                    13076.33
  1996/07/31      11956.95                    13217.19
  1996/08/31      12386.31                    13636.05
  1996/09/30      13395.58                    14434.05
  1996/10/31      13777.70                    14552.77
  1996/11/30      14543.65                    15269.86
  1996/12/31      14671.78                    15435.62
  1997/01/31      15288.34                    15904.38
  1997/02/28      15544.63                    16163.91
  1997/03/31      14908.02                    15625.30
  1997/04/30      15420.01                    16084.32
  1997/05/31      16079.19                    16629.56
  1997/06/30      16574.92                    16993.71
  1997/07/31      17288.48                    17696.06
  1997/08/31      17191.69                    17610.12
  1997/09/30      17741.43                    18098.90
  1997/10/31      15984.93                    16181.04
  1997/11/30      16562.96                    16867.20
  1997/12/31      17094.97                    17279.73
  1998/01/31      17114.76                    17362.80
  1998/02/28      17575.41                    17821.66
  1998/03/31      18039.84                    18226.31
  1998/04/30      18049.07                    18268.46
  1998/05/31      17302.88                    17716.91
  1998/06/30      16748.18                    17267.96
  1998/07/31      17001.72                    17368.75
  1998/08/31      10989.02                    12620.00
  1998/09/30      11969.35                    13710.43
  1998/10/31      12790.50                    14586.25
  1998/11/30      13759.46                    15586.27
  1998/12/31      13344.82                    15284.88
  1999/01/31      13003.97                    14936.58
  1999/02/28      13243.05                    15084.29
  1999/03/31      14403.21                    16083.74
  1999/04/30      15933.06                    17072.89
  1999/05/31      15075.30                    16191.13
  1999/06/30      15823.97                    16813.26
  1999/07/31      15386.34                    16533.07
  1999/08/31      15402.77                    16543.84
  1999/09/30      15740.66                    17063.96
  1999/10/31      16391.65                    17668.47
  1999/11/30      17147.11                    18141.41
  1999/12/31      18195.50                    18980.49
IMATRL PRASUN   SHR__CHT 19991231 20000210 111602 R00000000000073

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by December 31, 1999, the value of the investment would have grown to $18,195 - an 81.95% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $18,980 - an 89.80% increase. Going forward, the fund's performance will be compared to the J.P. Morgan Emerging Markets Bond Index Global, rather than the J.P. Morgan Emerging Markets Index Plus, because the J.P. Morgan Emerging Bond Index Global includes a broader representation of the fund's investment universe.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value of
its currency create these risks. For
these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may have
a gain or loss when you sell your
shares.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,                   SEPTEMBER 3, 1996
                                                             (COMMENCEMENT OF SALE OF
                                                             CLASS A SHARES) TO DECEMBER
                                                             31,

                  1999                      1998     1997    1996

Dividend returns  11.93%                    8.10%    8.37%   2.32%

Capital returns   24.42%                    -30.04%   8.15%  15.39%

Total returns     36.35%                    -21.94%  16.52%  17.71%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1999  PAST 1 MONTH    PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              19.92(cents) A  48.02(cents)   80.49(cents)

Annualized dividend rate         24.59% A        10.70%         9.39%

30-day annualized yield          n/a             -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.54 over the past one month, $8.90 over the past six months, and $8.57 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable operating history.

A THE PAST MONTH DIVIDENDS PER SHARE INCLUDE ADDITIONAL NONRECURRING DISTRIBUTIONS REQUIRED BY FEDERAL TAX REGULATIONS. THESE DISTRIBUTIONS MAY NOT BE REFLECTED IN FUTURE MONTHLY DIVIDENDS.

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV EMERGING MARKETS    36.34%       85.91%        90.50%
INCOME - CL T

FIDELITY ADV EMERGING MARKETS    31.56%       79.41%        83.84%
INCOME - CL T  (INCL. 3.50%
SALES CHARGE)

JP EMBI Global                   24.18%       110.15%       89.80%

JP EMBI Plus                     25.97%       115.36%       95.11%

Emerging Markets Debt Funds      24.51%       84.02%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 26 emerging market countries. You can also compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV EMERGING MARKETS  36.34%       13.20%        11.72%
INCOME - CL T

FIDELITY ADV EMERGING MARKETS  31.56%       12.40%        11.04%
INCOME - CL T  (INCL. 3.50%
SALES CHARGE)

JP EMBI Global                 24.18%       16.01%        11.65%

JP EMBI Plus                   25.97%       16.58%        12.18%

Emerging Markets Debt Funds    24.51%       12.76%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL T      JP EMBI Global
             00635                       JP045
  1994/03/10       9650.00                    10000.00
  1994/03/31       9248.12                     8854.87
  1994/04/30       9369.81                     8696.06
  1994/05/31       9973.79                     9321.51
  1994/06/30       9491.05                     8769.57
  1994/07/31       9704.00                     8955.23
  1994/08/31      10873.16                     9684.79
  1994/09/30      11183.62                     9881.74
  1994/10/31      10895.38                     9595.37
  1994/11/30      10668.94                     9637.26
  1994/12/31       9888.29                     9031.92
  1995/01/31       8753.04                     8617.57
  1995/02/28       8127.46                     8204.98
  1995/03/31       7889.78                     8074.41
  1995/04/30       8567.13                     8891.47
  1995/05/31       9078.23                     9696.42
  1995/06/30       9129.37                     9801.47
  1995/07/31       9144.92                     9804.81
  1995/08/31       9340.78                    10078.14
  1995/09/30       9712.41                    10432.50
  1995/10/31       9639.00                    10331.83
  1995/11/30       9960.95                    10681.21
  1995/12/31      10579.14                    11414.47
  1996/01/31      11358.28                    12387.58
  1996/02/29      10725.35                    11676.70
  1996/03/31      10826.42                    11938.35
  1996/04/30      11384.79                    12528.79
  1996/05/31      11684.00                    12723.41
  1996/06/30      11978.87                    13076.33
  1996/07/31      12113.86                    13217.19
  1996/08/31      12548.86                    13636.05
  1996/09/30      13572.33                    14434.05
  1996/10/31      13947.71                    14552.77
  1996/11/30      14723.78                    15269.86
  1996/12/31      14854.44                    15435.62
  1997/01/31      15480.72                    15904.38
  1997/02/28      15740.89                    16163.91
  1997/03/31      15095.79                    15625.30
  1997/04/30      15612.28                    16084.32
  1997/05/31      16280.02                    16629.56
  1997/06/30      16795.95                    16993.71
  1997/07/31      17517.42                    17696.06
  1997/08/31      17419.65                    17610.12
  1997/09/30      17975.36                    18098.90
  1997/10/31      16195.49                    16181.04
  1997/11/30      16765.19                    16867.20
  1997/12/31      17301.56                    17279.73
  1998/01/31      17318.97                    17362.80
  1998/02/28      17784.00                    17821.66
  1998/03/31      18254.99                    18226.31
  1998/04/30      18263.11                    18268.46
  1998/05/31      17506.64                    17716.91
  1998/06/30      16945.16                    17267.96
  1998/07/31      17201.57                    17368.75
  1998/08/31      11111.23                    12620.00
  1998/09/30      12098.20                    13710.43
  1998/10/31      12943.55                    14586.25
  1998/11/30      13905.35                    15586.27
  1998/12/31      13483.97                    15284.88
  1999/01/31      13155.42                    14936.58
  1999/02/28      13378.82                    15084.29
  1999/03/31      14554.32                    16083.74
  1999/04/30      16102.24                    17072.89
  1999/05/31      15233.80                    16191.13
  1999/06/30      16008.70                    16813.26
  1999/07/31      15547.72                    16533.07
  1999/08/31      15564.03                    16543.84
  1999/09/30      15922.45                    17063.96
  1999/10/31      16561.75                    17668.47
  1999/11/30      17326.98                    18141.41
  1999/12/31      18383.60                    18980.49
IMATRL PRASUN   SHR__CHT 19991231 20000210 111813 R00000000000073

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by December 31, 1999, the value of your investment would have grown to $18,384 - an 83.84% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $18,980 - an 89.80% increase. Going forward, the fund's performance will be compared to the J.P. Morgan Emerging Markets Bond Index Global, rather than the J.P. Morgan Emerging Markets Index Plus, because the J.P. Morgan Emerging Bond Index Global includes a broader representation of the fund's investment universe.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value of
its currency create these risks. For
these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may have
a gain or loss when you sell your
shares.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,

                  1999                      1998     1997    1996    1995

Dividend returns  11.88%                    7.99%    8.32%   9.46%   9.51%

Capital returns   24.46%                    -30.06%   8.15%  30.95%  -2.52%

Total returns     36.34%                    -22.07%  16.47%  40.41%  6.99%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1999  PAST 1 MONTH    PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              19.71(cents) A  47.70(cents)   80.11(cents)

Annualized dividend rate         24.33% A        10.64%         9.36%

30-day annualized yield          7.23%           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.54 over the past one month, $8.89 over the past six months and $8.56 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.

A THE PAST MONTH DIVIDENDS PER SHARE INCLUDE ADDITIONAL NONRECURRING DISTRIBUTIONS REQUIRED BY FEDERAL TAX REGULATIONS. THESE DISTRIBUTIONS MAY NOT BE REFLECTED IN FUTURE MONTHLY DIVIDENDS.

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1,
1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years and life of fund total return figures are 5%, 2% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV EMERGING MARKETS    35.58%       80.20%        83.73%
INCOME - CL B

FIDELITY ADV EMERGING MARKETS    30.58%       78.20%        82.76%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Global                   24.18%       110.15%       89.80%

JP EMBI Plus                     25.97%       115.36%       95.11%

Emerging Markets Debt Funds      24.51%       84.02%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 26 emerging market countries. You can also compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past one year average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV EMERGING MARKETS  35.58%       12.50%        11.03%
INCOME - CL B

FIDELITY ADV EMERGING MARKETS  30.58%       12.25%        10.93%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Global                 24.18%       16.01%        11.65%

JP EMBI Plus                   25.97%       16.58%        12.18%

Emerging Markets Debt Funds    24.51%       12.76%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL B      JP EMBI Global
             00637                       JP045
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8854.87
  1994/04/30       9709.65                     8696.06
  1994/05/31      10335.54                     9321.51
  1994/06/30       9835.28                     8769.57
  1994/07/31      10042.78                     8955.23
  1994/08/31      11243.37                     9684.79
  1994/09/30      11566.18                     9881.74
  1994/10/31      11270.66                     9595.37
  1994/11/30      11019.23                     9637.26
  1994/12/31      10195.80                     9031.92
  1995/01/31       9040.37                     8617.57
  1995/02/28       8379.79                     8204.98
  1995/03/31       8129.96                     8074.41
  1995/04/30       8821.79                     8891.47
  1995/05/31       9341.02                     9696.42
  1995/06/30       9398.54                     9801.47
  1995/07/31       9408.41                     9804.81
  1995/08/31       9603.44                    10078.14
  1995/09/30       9967.22                    10432.50
  1995/10/31       9896.87                    10331.83
  1995/11/30      10220.12                    10681.21
  1995/12/31      10846.22                    11414.47
  1996/01/31      11637.09                    12387.58
  1996/02/29      10984.00                    11676.70
  1996/03/31      11081.11                    11938.35
  1996/04/30      11645.35                    12528.79
  1996/05/31      11956.55                    12723.41
  1996/06/30      12239.00                    13076.33
  1996/07/31      12370.24                    13217.19
  1996/08/31      12818.89                    13636.05
  1996/09/30      13841.33                    14434.05
  1996/10/31      14226.85                    14552.77
  1996/11/30      15019.85                    15269.86
  1996/12/31      15142.84                    15435.62
  1997/01/31      15770.43                    15904.38
  1997/02/28      16024.74                    16163.91
  1997/03/31      15360.81                    15625.30
  1997/04/30      15876.94                    16084.32
  1997/05/31      16543.60                    16629.56
  1997/06/30      17055.87                    16993.71
  1997/07/31      17775.74                    17696.06
  1997/08/31      17666.48                    17610.12
  1997/09/30      18218.22                    18098.90
  1997/10/31      16396.61                    16181.04
  1997/11/30      16991.95                    16867.20
  1997/12/31      17520.59                    17279.73
  1998/01/31      17513.16                    17362.80
  1998/02/28      17988.29                    17821.66
  1998/03/31      18450.12                    18226.31
  1998/04/30      18448.18                    18268.46
  1998/05/31      17676.74                    17716.91
  1998/06/30      17101.39                    17267.96
  1998/07/31      17348.20                    17368.75
  1998/08/31      11210.43                    12620.00
  1998/09/30      12197.71                    13710.43
  1998/10/31      13022.87                    14586.25
  1998/11/30      13997.31                    15586.27
  1998/12/31      13551.29                    15284.88
  1999/01/31      13214.92                    14936.58
  1999/02/28      13449.18                    15084.29
  1999/03/31      14615.52                    16083.74
  1999/04/30      16171.38                    17072.89
  1999/05/31      15277.37                    16191.13
  1999/06/30      16042.26                    16813.26
  1999/07/31      15573.24                    16533.07
  1999/08/31      15580.75                    16543.84
  1999/09/30      15928.87                    17063.96
  1999/10/31      16559.11                    17668.47
  1999/11/30      17312.58                    18141.41
  1999/12/31      18276.00                    18980.49
IMATRL PRASUN   SHR__CHT 19991231 20000210 112132 R00000000000073

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. As the chart shows, by December 31, 1999, the value of the investment including the effect of the applicable contingent deferred sales charge, would have been $18,276 - an 82.76% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $18,980 - an 89.80% increase.
Going forward, the fund's performance will be compared to the J.P. Morgan Emerging Markets Bond Index Global, rather than the J.P. Morgan Emerging Markets Index Plus, because the J.P. Morgan Emerging Bond Index Global includes a broader representation of the fund's investment universe.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may
have a gain or loss when you sell
your shares.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,

                  1999                      1998     1997    1996    1995

Dividend returns  10.97%                    7.45%    7.57%   8.54%   8.69%

Capital returns   24.61%                    -30.11%   8.13%  31.07%  -2.31%

Total returns     35.58%                    -22.66%  15.70%  39.61%  6.38%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1999  PAST 1 MONTH    PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              19.22(cents) A  44.93(cents)   74.54(cents)

Annualized dividend rate         23.62% A        9.98%          8.67%

30-day annualized yield          6.78%           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.58 over the past one month, $8.93 over the past six months, and $8.60 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

A THE PAST MONTH DIVIDENDS PER SHARE INCLUDE ADDITIONAL NONRECURRING DISTRIBUTIONS REQUIRED BY FEDERAL TAX REGULATIONS. THESE DISTRIBUTIONS MAY NOT BE REFLECTED IN FUTURE MONTHLY DIVIDENDS.

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from January 1, 1996 through November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, five year and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV EMERGING MARKETS    35.31%       80.14%        83.67%
INCOME - CL C

FIDELITY ADV EMERGING MARKETS    34.31%       80.14%        83.67%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Global                   24.18%       110.15%       89.80%

JP EMBI Plus                     25.97%       115.36%       95.11%

Emerging Markets Debt Funds      24.51%       84.02%        n/a
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 26 emerging market countries. You can also compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Class C's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past one year average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV EMERGING MARKETS  35.31%       12.49%        11.02%
INCOME - CL C

FIDELITY ADV EMERGING MARKETS  34.31%       12.49%        11.02%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

JP EMBI Global                 24.18%       16.01%        11.65%

JP EMBI Plus                   25.97%       16.58%        12.18%

Emerging Markets Debt Funds    24.51%       12.76%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL C      JP EMBI Global
             00488                       JP045
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8854.87
  1994/04/30       9709.65                     8696.06
  1994/05/31      10335.54                     9321.51
  1994/06/30       9835.28                     8769.57
  1994/07/31      10042.78                     8955.23
  1994/08/31      11243.37                     9684.79
  1994/09/30      11566.18                     9881.74
  1994/10/31      11270.66                     9595.37
  1994/11/30      11019.23                     9637.26
  1994/12/31      10195.80                     9031.92
  1995/01/31       9040.37                     8617.57
  1995/02/28       8379.79                     8204.98
  1995/03/31       8129.96                     8074.41
  1995/04/30       8821.79                     8891.47
  1995/05/31       9341.02                     9696.42
  1995/06/30       9398.54                     9801.47
  1995/07/31       9408.41                     9804.81
  1995/08/31       9603.44                    10078.14
  1995/09/30       9967.22                    10432.50
  1995/10/31       9896.87                    10331.83
  1995/11/30      10220.12                    10681.21
  1995/12/31      10846.22                    11414.47
  1996/01/31      11637.09                    12387.58
  1996/02/29      10984.00                    11676.70
  1996/03/31      11081.11                    11938.35
  1996/04/30      11645.35                    12528.79
  1996/05/31      11956.55                    12723.41
  1996/06/30      12239.00                    13076.33
  1996/07/31      12370.24                    13217.19
  1996/08/31      12818.89                    13636.05
  1996/09/30      13841.33                    14434.05
  1996/10/31      14226.85                    14552.77
  1996/11/30      15019.85                    15269.86
  1996/12/31      15142.84                    15435.62
  1997/01/31      15770.43                    15904.38
  1997/02/28      16024.74                    16163.91
  1997/03/31      15360.81                    15625.30
  1997/04/30      15876.94                    16084.32
  1997/05/31      16543.60                    16629.56
  1997/06/30      17055.87                    16993.71
  1997/07/31      17775.74                    17696.06
  1997/08/31      17666.48                    17610.12
  1997/09/30      18218.22                    18098.90
  1997/10/31      16396.61                    16181.04
  1997/11/30      16977.03                    16867.20
  1997/12/31      17506.75                    17279.73
  1998/01/31      17508.74                    17362.80
  1998/02/28      17968.54                    17821.66
  1998/03/31      18432.44                    18226.31
  1998/04/30      18428.80                    18268.46
  1998/05/31      17653.68                    17716.91
  1998/06/30      17075.09                    17267.96
  1998/07/31      17319.09                    17368.75
  1998/08/31      11194.28                    12620.00
  1998/09/30      12184.82                    13710.43
  1998/10/31      13011.47                    14586.25
  1998/11/30      13987.53                    15586.27
  1998/12/31      13573.71                    15284.88
  1999/01/31      13221.04                    14936.58
  1999/02/28      13471.47                    15084.29
  1999/03/31      14637.27                    16083.74
  1999/04/30      16178.68                    17072.89
  1999/05/31      15299.84                    16191.13
  1999/06/30      16045.91                    16813.26
  1999/07/31      15591.12                    16533.07
  1999/08/31      15579.91                    16543.84
  1999/09/30      15927.35                    17063.96
  1999/10/31      16573.55                    17668.47
  1999/11/30      17326.02                    18141.41
  1999/12/31      18367.05                    18980.49
IMATRL PRASUN   SHR__CHT 19991231 20000210 112547 R00000000000073

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class C on March 10, 1994, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have been $18,367 - an 83.67% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $18,980 - an 89.80% increase. Going forward, the fund's performance will be compared to the J.P. Morgan Emerging Markets Bond Index Global, rather than the J.P. Morgan Emerging Markets Index Plus, because the J.P. Morgan Emerging Bond Index Global includes a broader representation of the fund's investment universe.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may
have a gain or loss when you sell
your shares.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,           NOVEMBER 3, 1997
                                                     (COMMENCEMENT  OF SALE OF
                                                     CLASS C SHARES) TO DECEMBER
                                                     31,

                  1999                      1998     1997

Dividend returns  10.79%                    7.41%    2.48%

Capital returns   24.52%                    -29.88%  1.68%

Total returns     35.31%                    -22.47%  4.16%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1999  PAST 1 MONTH    PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              19.06(cents) A  44.17(cents)   73.33(cents)

Annualized dividend rate         23.45% A        9.82%          8.54%

30-day annualized yield          n/a             -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.57 over the past one month, $8.92 over the past six months, and $8.59 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable, operating history.

A THE PAST MONTH DIVIDENDS PER SHARE INCLUDE ADDITIONAL NONRECURRING DISTRIBUTIONS REQUIRED BY FEDERAL TAX REGULATIONS. THESE DISTRIBUTIONS MAY NOT BE REFLECTED IN FUTURE MONTHLY DIVIDENDS.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Unlike 1998, emerging markets were
generally a much sounder investment in
1999. For the 12-month period
ending December 31, 1999, the
JP Morgan Emerging Markets Bond
Index was up 21.56%, ending the
year as one of the best-performing
asset classes. A year ago, that
same index closed 1998 with a
negative 11.04% annual return.
A variety of factors sparked the
recovery in emerging markets in
1999, including rising commodity
prices, particularly oil; the
continuation of a strong U.S.
economy; stable-to-lower interest
rates; tame inflation; and greater
political stability. On a country
specific level, Russia was the year's
biggest comeback story.
Devastated by its devaluation of the
ruble and loan defaults in 1998,
Russia steadily improved, aided by
higher oil prices, continued debt
negotiations and a new prime
minister, making it the
best-performing country in the index
in 1999. Despite a currency
devaluation in the opening month of
1999, Brazil also was a strong
performer. Both Brazil and Mexico
enjoyed relatively low inflation and
an improved economy. Turkey also
performed strongly as the
government's reform plans, IMF
financial support, and the
announcement that it would be
accepted in the European Union all
combined to boost the country's
prospects.

(photograph of John Carlson)

An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. HOW DID THE FUND PERFORM, JOHN?

A. Very well, relative to its benchmark and peers. For the 12 months ending December 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 36.35%, 36.34%, 35.58% and 35.31%, respectively. The emerging market debt funds average, as tracked by Lipper Inc., returned 24.51% during the period, while the J.P. Morgan Emerging Markets Bond Index Plus returned 25.97%. The fund's new benchmark, the J.P. Morgan Emerging Markets Bond Index Global, returned 24.18%.

Q. WHY DID THE FUND CHANGE ITS BENCHMARK?

A. The new benchmark, the J.P. Morgan Emerging Markets Bond Index Global, tracks total returns for U.S. dollar-denominated debt instruments issued by emerging-market countries, such as Brady bonds, loans, eurobonds and local market instruments. The new index is a broader measure of the investment universe for emerging-market debt than the old one. More specifically, it includes a larger number of countries, 26, than the previous benchmark, which included 16. In addition, it uses different guidelines for selecting countries and allows more securities to be included. J.P. Morgan created the index as a result of the large number of emerging-market issuers that have come into the market in the last few years. I will discuss more specific characteristics of the EMBI Global index in the callout box at the end of this report.

Q.  WOULD YOU PROVIDE AN UPDATE ON RUSSIA'S PERFORMANCE IN 1999?

A. I'd be happy to. Russia was the big story in 1998, and it was again in 1999. However, this time the story was good - after having been oversold and distressed in 1998, the Russian market is recovering. Russian debt prices rebounded as the year progressed, due to stronger commodity prices, particularly oil, and better-than-expected economic growth. Its government adopted a number of prudent fiscal and monetary policies, with the result being that Russia ended the year as the best-performing country in the index. The fund's overweighted position in Russia was the largest contributor to performance.

Q. WHAT WERE SOME OF THE OTHER EVENTS THAT ADDED TO THE FUND'S
OUTPERFORMANCE FOR THE PERIOD?

A. In addition to Russia, the fund's holdings in Brazil helped performance. In January 1999, Brazil devalued its local currency, the real, sending valuations downward. The markets responded quickly to the anticipated move and priced securities accordingly. The Brazilian government used the crisis to enact reforms in its social security system. The economy reacted better than expected, inflation was relatively low and, as a result, valuations rebounded by year's end. The fund held a market-weight position in Mexico, another strong performer in 1999. Mexico's inflation rate decreased, while trade increased, employment was up and the peso was stable. Security selection within Mexico helped the position outperform its benchmark. The worldwide rally in the commodities markets was another significant factor in the fund's performance; most notably, the near doubling of oil prices during the year had a positive effect on many emerging-market countries since most of them are commodity exporters.

Q. WERE THERE ANY NEGATIVE STORIES IN 1999?

A. Ecuador - in August it became the first country to default on its Brady bonds, largely because its government was unwilling to carry out needed reforms to its banking sector. These reforms would have attracted much needed foreign capital into that country. As a result, Ecuador was the only country in the index to have finished the year with negative returns. While the fund did have very slight exposure to Ecuador that affected absolute performance, our dramatic underweighting of the country compared to the benchmark helped relative performance.

Q. JOHN, WHAT IS YOUR OUTLOOK FOR THE FUND?

A. More of the same - and by that I mean the fund's investment strategy will remain constant. Emphasis will continue to be placed on individual security selection utilizing Fidelity's extensive credit research capabilities. We look for sustained growth from emerging markets - aided by additional good economic news from developed markets, such as Japan, and continued non-inflationary growth in the
U. S. economy. We will continue to watch international events with interest, including the effect of Russia's announcement prior to year-end that Vladimir Putin was named interim president and called for elections in the first quarter of 2000.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks high current
income; as a secondary
objective, the fund seeks
capital appreciation

START DATE: March 10, 1994

SIZE: as of December 31,
1999, more than $85 million

MANAGER: John Carlson,
since 1995; also lead
manager, Fidelity Advisor
Strategic Income Fund, since
1996; joined Fidelity in
1995

JOHN CARLSON ON THE NEWEST
EMERGING-MARKET DEBT
BENCHMARK:

"During the 1990s, J.P. Morgan
established itself as a leading provider of emerging-market debt indexes. The first index, the Emerging Markets
Bond Index (EMBI), was introduced
in August 1992 and focused principally
on Brady bonds. As the nature and the
composition of the market changed,
J.P. Morgan updated its indexes. The
Emerging Markets Bond Index Plus
(EMBI+), introduced in July 1995,
expanded the scope of the EMBI to
include sovereign eurobonds, U.S.
dollar-denominated domestic bonds
and loans.

"In August 1999, J.P. Morgan
introduced its newest index, the EMBI
Global. The EMBI Global is similar to
the EMBI+, but includes a wider range
of countries, 26 in all, versus 16 for the EMBI+. The EMBI Global also includes more individual issues as a result of its differing pricing criteria:
To be included in the EMBI+, a
security must have quotes from
several dealers and meet a maximum
bid/offer spread test, while the EMBI
Global only requires that quotes be
readily available. This paved the way
for 10 additional countries to join,
resulting in increased exposure to
Asian countries (15% of total) while
decreasing exposure to Latin
American countries (66% of total) as
compared to its other indexes.

"Comparing the fund's performance to
the EMBI Global will not change how
the fund is managed. Indeed, the new
index is closer in spirit to the
approach used in the past given the
fund's experience investing in the 10
additional countries now included in
the index."

INVESTMENT CHANGES



TOP FIVE COUNTRIES AS OF
DECEMBER 31, 1999

(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
                                                      MONTHS AGO

Brazil                         21.0                    20.4

Argentina                      15.7                    14.3

Mexico                         14.1                    14.5

Russia                         11.3                    11.7

Venezuela                      4.6                     9.2


PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE. TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL
POLITICAL AND CREDIT RISK.

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
EQUIVALENTS)                                           MONTHS AGO

Federative Republic of Brazil   15.3                    12.4

Republic of Argentina           11.6                    10.0

United Mexican States           11.3                    8.3

Russian Federation              6.3                     5.4

Republic of Venezuela           4.6                     9.2

                                49.1                    45.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999                                         AS OF JUNE 30, 1999

Corporate Bonds                  13.4%                          Corporate Bonds                19.1%

Government  Obligations          64.3%                          Government  Obligations        59.9%

Supranational Obligations         0.1%                          Supranational Obligations       0.0%

Stocks                            3.5%                          Stocks                          5.0%

Other Investments                 5.7%                          Other Investments               6.3%

Short-Term  Investments and                                     Short-Term  Investments and
Net Other Assets                 13.0%                          Net Other Assets                9.7%

Row: 1, Col: 1, Value: 13.4                                     Row: 1, Col: 1, Value: 19.1
Row: 1, Col: 2, Value: 0.0                                      Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 64.3                                     Row: 1, Col: 3, Value: 59.9
Row: 1, Col: 4, Value: 0.1                                      Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.5                                      Row: 1, Col: 5, Value: 5.0
Row: 1, Col: 6, Value: 5.7                                      Row: 1, Col: 6, Value: 6.3
Row: 1, Col: 7, Value: 0.0                                      Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 13.0                                     Row: 1, Col: 8, Value: 9.699999999999999


PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE
OF THE FUND'S INVESTMENTS.

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets



CORPORATE BONDS - 13.4%

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

CONVERTIBLE BONDS - 1.4%

MALAYSIA - 1.4%

Telekom Malaysia BHD 4%          Baa3        $ 1,430,000                        $ 1,229,800
10/3/04

NONCONVERTIBLE BONDS - 12.0%

ARGENTINA - 1.7%

Compania Internacional de        BB     ARS   1,740,000                          1,444,402
Telecomunicaciones 10.375%
8/1/04 (Reg. S)

BRAZIL - 4.4%

Banco Nacional de
Desenvolvimento Economico e
Social:

12.193% 6/16/08 (g)(h)           B2           980,000                            886,900

12.193% 6/16/08 (Reg. S) (h)     B2           3,135,000                          2,837,175

                                                                                 3,724,075

INDONESIA - 1.7%

APP International Finance Co.    Caa1         1,770,000                          1,491,225
11.75% 10/1/05

MALAYSIA - 1.4%

Petroliam Nasional BHD
(Petronas):

7.625% 10/15/26 (Reg. S)         A2           840,000                            743,400

yankee 7.625% 10/15/26 (g)       Baa3         490,000                            433,650

                                                                                 1,177,050

MAURITIUS - 0.9%

APP International Finance
(Mauritius) Ltd.:

0% 7/7/00 (g)                    Caa1         460,000                            423,200

0% 7/7/00 (Reg. S)               Caa1         380,000                            349,600

                                                                                 772,800

MEXICO - 1.5%

Alestra S. de R.L de CV          B2           540,000                            545,400
12.625% 5/15/09

Petroleos Mexicanos 9.5%         BB           760,000                            744,800
9/15/27

                                                                                 1,290,200

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NETHERLANDS ANTILLES - 0.4%

Astra Overseas Finance BV        -           $ 950,000                          $ 327,750
(Reg. S) 0% 6/30/06

TOTAL NONCONVERTIBLE BONDS                                                       10,227,502

TOTAL CORPORATE BONDS                                                            11,457,302
(Cost $10,291,885)

GOVERNMENT OBLIGATIONS (I) -
64.3%



ARGENTINA - 14.0%

City of Buenos Aires euro        B1     ARS   2,450,000                          2,033,785
10.5% 5/28/04

Republic of Argentina:

BOCON 2.7696% 4/1/07 (h)         B1     ARS   4,769,699                          3,268,737

Brady:

discount euro 6.875% 3/31/23     B1           1,510,000                          1,200,450
(h)

par euro 6% 3/31/23              B1           2,470,000                          1,630,200

9.75% 9/19/27                    B1           2,590,000                          2,331,000

11.75% 2/12/07                   B1     ARS   850,000                            760,857

12.125% 2/25/19                  B1           630,000                            664,650

                                                                                 11,889,679

BRAZIL - 15.3%

Federative Republic of Brazil:

Brady:

capitalization bond 8% 4/15/14   B2           3,481,912                          2,620,139

debt conversion bond euro 7%     B2           3,670,000                          2,724,975
4/15/12 (h)

discount euro 6.9375% 4/15/24    B2           1,710,000                          1,297,463
(h)

new money bond L 7% 4/15/09      B2           3,600,000                          2,916,000
(Bearer) (h)

6.9375% 4/15/06 (h)              B2           1,833,000                          1,610,749

14.5% 10/15/09                   B2           1,660,000                          1,840,525

                                                                                 13,009,851

BULGARIA - 2.9%

Bulgarian Republic Brady:

discount A 6.5% 7/28/24 (h)      B2           1,230,000                          988,613

GOVERNMENT OBLIGATIONS (I) -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

BULGARIA - CONTINUED

Bulgarian Republic Brady: -
continued

FLIRB A 2.75% 7/28/12 (h)        B2          $ 940,000                          $ 674,450

interest arrears bond 6.5%       B2           1,000,000                          791,250
7/28/11 (h)

                                                                                 2,454,313

COLOMBIA - 1.4%

Republic of Colombia 8.7%        Ba2          1,500,000                          1,162,500
2/15/16

CROATIA - 0.2%

Republic of Croatia 6.4563%      Baa3         207,706                            190,051
7/31/06 (h)

ECUADOR - 0.7%

Ecuador Republic Brady:

discount euro 6.75% 2/28/25      Caa3         500,000                            192,500
(c)(h)

par euro 4% 2/28/25 (c)(f)       Caa3         500,000                            171,875

past due interest euro 6.75%     Caa3         1,071,202                          259,766
2/28/15 (bearer) (c)(h)

                                                                                 624,141

JORDAN - 1.6%

Jordanian Kingdom Brady par      Ba3          2,000,000                          1,330,000
6% 12/23/23 (h)

KAZAKHSTAN - 0.4%

Kazakhstan Republic 13.625%      B1           360,000                            378,450
10/18/04 (g)

MEXICO - 11.3%

United Mexican States:

Brady:

discount A 6.9325% 12/31/19      Ba1          250,000                            234,375
(h)

discount C 6.8363% 12/31/19      Ba1          470,000                            440,625
(h)

discount D 6.4531% 12/31/19      Ba1          560,000                            525,000
(h)

par A 6.25% 12/31/19 unit        Ba1          1,270,000                          1,003,300

Brady par B 6.25% 12/31/19       Ba1          4,820,000                          3,807,796
unit

global bond 11.5% 5/15/26        Ba1          3,010,000                          3,589,425

value recovery rights 6/30/03:

discount A (j)                   -            385,000                            4

discount C (j)                   -            725,000                            7

discount D (j)                   -            861,000                            9

                                                                                 9,600,541

GOVERNMENT OBLIGATIONS (I) -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

PERU - 1.5%

Peruvian Republic Brady:

FLIRB 3.75% 3/7/17 (h)           Ba3         $ 920,000                          $ 573,850

past due interest 4.5% 3/7/17    Ba3          1,050,000                          728,438
(h)

                                                                                 1,302,288

PHILIPPINES - 1.0%

Bangko Sentral Pilipinas 8.6%    Ba1          995,000                            828,338
6/15/27

POLAND - 0.4%

Republic of Poland 0% 12/21/01   A      PLN   2,020,000                          374,201

RUSSIA - 8.2%

Bank for Foreign Economic        Ca           2,880,000                          511,200
Affairs of Russia
(Vnesheconombank) interest
notes 6.9063% 12/15/15 (c)(h)

City of St. Petersburg Russia    Caa1         1,340,000                          857,600
9.5% 6/18/02 (Reg. S)

Russian Federation:

euro 12.75% 6/24/28 (Reg. S)     B3           1,550,000                          1,085,000

8.75% 7/24/05                    B3           1,630,000                          1,022,825

9.25% 11/27/01                   B3           1,100,000                          902,000

10% 6/26/07                      B3           1,250,000                          790,625

11% 7/24/18 (Reg. S)             B3           1,800,000                          1,102,500

11.75% 6/10/03                   B3           640,000                            496,000

Russian Federation Ministry      Ca           690,000                            222,525
of Finance  3% 5/14/03

                                                                                 6,990,275

SOUTH AFRICA - 0.5%

South African Republic 13%       Baa1   ZAR   2,545,000                          398,800
8/31/10

TURKEY - 0.4%

Turkish Republic 20.27%          -      TRL   185,439,000                        355,737
7/24/02 (e)(h)

VENEZUELA - 4.5%

Republic of Venezuela:

Brady:

FLIRB A 6.875% 3/31/07 (h)       B2           892,850                            700,887

par W-B euro 6.75% 3/31/20       B2           1,550,000                          1,059,813

global bond 13.625% 8/15/18      B2           1,310,000                          1,160,988

GOVERNMENT OBLIGATIONS (I) -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

VENEZUELA - CONTINUED

Republic of Venezuela: -
continued

Oil recovery rights 4/15/20      -           $ 16,705                           $ 0
(j)

9.25% 9/15/27                    B2           1,320,000                          887,700

                                                                                 3,809,388

TOTAL GOVERNMENT OBLIGATIONS                                                     54,698,553
(Cost $47,753,718)

SUPRANATIONAL OBLIGATIONS -
0.1%



International Bank for           AAA    PLN   340,000                            80,992
Reconstruction & Development
15.5% 11/22/00 (Cost $80,022)


COMMON STOCKS - 3.5%

                               SHARES

BRAZIL - 1.3%

Petrobras PN (Pfd. Reg.)        2,072,000               527,606

Telebras sponsored ADR (PFD     4,400                   565,400
Holder)

                                                        1,093,006

HONG KONG - 0.5%

China Telecom (Hong Kong)       3,400                   437,113
Ltd. sponsored ADR (a)

MEXICO - 1.3%

Cemex SA de CV:

ADR (a)                         1,368                   5,643

sponsored ADR (a)               14,200                  395,825

Fomento Economico Mexicano SA   9,900                   440,550
de CV sponsored ADR

Telefonos de Mexico SA de CV    2,100                   236,250
Series L sponsored ADR

                                                        1,078,268

SINGAPORE - 0.4%

Pacific Internet Ltd.           7,600                   356,725

TOTAL COMMON STOCKS                                     2,965,112
(Cost $2,114,486)


SOVEREIGN LOAN PARTICIPATIONS
- 4.5%

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

ALGERIA - 0.7%

Algerian Republic loan
participation:

Series 1 - Deutsche Bank         -         $ 240,000                         $ 183,600
6.625% 9/4/06 (h)

Series 1 - The Chase             -          320,000                           244,800
Manhattan Bank 6.625% 9/4/06
(h)

Series 1- Societe Generale       -          240,000                           183,600
6.625% 9/4/06 (h)

                                                                              612,000

ANGOLA - 0.3%

Banco Nacional de Angola loan    -          1,596,127                         255,380
participation - Societe
Generale (a)

CAMEROON - 0.2%

Cameroon Republic:

loan participation - Societe     -    FRF   1,960,000                         39,091
Generale (a)

loan participation - Societe     -    DEM   1,430,000                         95,652
Generale (a)

                                                                              134,743

CONGO - 0.2%

Congo Republic loan              -          1,056,047                         137,286
participation -  Societe
Generale (a)

MOROCCO - 1.1%

Moroccan Kingdom loan
participation:

Series A - Merrill Lynch,        -          307,619                           278,396
Pierce, Fenner & Smith, Inc.
6.8438% 1/1/09 (h)

Series A - Morgan Guaranty       -          367,100                           332,226
Trust Co. 6.8438% 1/1/09 (h)

Series A - Paribas Capital       -          360,000                           325,800
Markets 6.8438% 1/1/09 (h)

                                                                              936,422

RUSSIA - 2.0%

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement:

- BankBoston Corp. 6.9063%       -          20,000                            3,200
12/15/20 (c)(h)

- Deutsche Bank 6.9063%          -          380,000                           60,800
12/15/20 (c)(h)

- ING Bank NV 6.9063%            -          730,000                           116,800
12/15/20 (c)(h)

- Lehman Commercial Paper,       -          170,000                           27,200
Inc.  6.9063% 12/15/20 (c)(h)

- Merrill Lynch, Pierce,         -          760,000                           121,600
Fenner & Smith, Inc. 6.9063%
12/15/20 (c)(h)

SOVEREIGN LOAN PARTICIPATIONS
- CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

RUSSIA - CONTINUED

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement: -
continued

- Morgan (J.P.) Securities,      -         $ 3,880,000                       $ 620,800
Inc. 6.9063% 12/15/20 (c)(h)

- Paribas Capital Markets        -          2,860,000                         457,600
6.9063% 12/15/20 (c)(h)

- The Chase Manhattan Bank       -          2,040,000                         326,400
6.9063% 12/15/20 (c)(h)

                                                                              1,734,400

TOTAL SOVEREIGN LOAN                                                          3,810,231
PARTICIPATIONS
(Cost $4,180,373)


CASH EQUIVALENTS - 12.0%

                           MATURITY AMOUNT

Investments in repurchase  $ 10,219,874          10,217,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.38%,
dated 12/31/99 due 1/3/00
(Cost $10,217,000)


PURCHASED OPTIONS - 1.2%

EXPIRATION DATE/ STRIKE PRICE                         UNDERLYING FACE AMOUNT

RUSSIA - 1.1%

The Deutsche Bank Call Option   April/00 8.75         $ 2,064,000                          961,050
on $12,900,000 notional
amount of Bank  for Foreign
Economic Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement -
Deutsche Bank 6.9063%
12/15/20

PURCHASED OPTIONS - CONTINUED

EXPIRATION DATE/ STRIKE PRICE                         UNDERLYING FACE AMOUNT              VALUE (NOTE 1)

VENEZUELA - 0.1%

The Deutsche Bank Call Option   January/00 78.25      $ 5,476,580                         $ 83,785
on $7,285,680 notional
amount of  Republic of
Venezuela Brady debt
conversion bond euro 6.3125%
12/18/07

TOTAL PURCHASED OPTIONS                                                                     1,044,835
(Cost $480,278)


TOTAL INVESTMENT PORTFOLIO -                                                                84,274,025
99.0%  (Cost $75,117,762)

NET OTHER ASSETS - 1.0%                                                                        814,137

NET ASSETS - 100%                                                                         $ 85,088,162


SECURITY TYPE ABBREVIATION

FLIRB                       -   Front Loaded Interest
                                Reduction Bonds

CURRENCY ABBREVIATIONS

ARS                         -   Argentine peso

DEM                         -   German deutsche mark

FRF                         -   French franc

PLN                         -   Polish zloty

TRL                         -   Turkish lira

ZAR                         -   South African rand

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Principal amount in thousands.

(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,122,200 or 2.5% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        0.9%       AAA, AA, A    0.5%

Baa               2.7%       BBB           8.3%

Ba                16.9%      BB            32.8%

B                 48.9%      B             24.4%

Caa               4.4%       CCC           5.3%

Ca, C             0.9%       CC, C         4.2%

                             D             0.9%

The percentage not rated by Moody's or S&P amounted to 5.3%. FMR has determined that unrated debt securities that are lower quality account for 5.3% of the total value of investment in securities.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $75,673,517. Net unrealized appreciation aggregated $8,600,508, of which $10,117,504 related to appreciated investment securities and $1,516,996 related to depreciated investment securities.

At December 31, 1999, the fund had a capital loss carryforward of approximately $24,164,000 of which $20,267,000 and $3,897,000 will expire on December 31, 2006 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                     DECEMBER 31, 1999

ASSETS

Investment in securities, at              $ 84,274,025
value (including repurchase
agreements of $10,217,000)
(cost $75,117,762) -  See
accompanying schedule

Cash                                       541,870

Receivable for fund shares                 167,126
sold

Dividends receivable                       2,456

Interest receivable                        1,458,774

 TOTAL ASSETS                              86,444,251

LIABILITIES

Payable for investments        $ 665,125
purchased

Payable for fund shares         288,202
redeemed

Distributions payable           246,490

Accrued management fee          45,970

Distribution fees payable       27,343

Other payables and accrued      82,959
expenses

 TOTAL LIABILITIES                         1,356,089

NET ASSETS                                $ 85,088,162

Net Assets consist of:

Paid in capital                           $ 100,874,944

Undistributed net investment               332,924
income

Accumulated undistributed net              (25,271,321)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                9,151,615
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 85,088,162

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                       DECEMBER 31, 1999

CALCULATION OF MAXIMUM             $9.68
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,139,563 (divided by)
220,927 shares)

Maximum offering price per         $10.16
share (100/95.25 of $9.68)

CLASS T: NET ASSET VALUE and       $9.67
redemption price per share
($55,714,796 (divided by)
5,759,854 shares)

Maximum offering price per         $10.02
share (100/96.50 of $9.67)

CLASS B: NET ASSET VALUE and       $9.72
offering price per share
($19,054,130 (divided by)
1,960,442 shares) A

CLASS C: NET ASSET VALUE and       $9.70
offering price per share
($2,401,943 (divided by)
247,522 shares) A

INSTITUTIONAL CLASS: NET           $9.62
ASSET VALUE, offering price
and redemption price  per
share ($5,777,730 (divided
by) 600,705 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                           YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                             $ 105,209
Dividends

Interest                                       8,165,254

                                               8,270,463

Less foreign taxes withheld                    (8,769)

 TOTAL INCOME                                  8,261,694

EXPENSES

Management fee                   $ 511,880

Transfer agent fees               177,742

Distribution fees                 308,306

Accounting fees and expenses      60,633

Non-interested trustees'          361
compensation

Custodian fees and expenses       37,955

Registration fees                 55,493

Audit                             46,450

Legal                             707

Interest                          298

Miscellaneous                     1,103

 Total expenses before            1,200,928
reductions

 Expense reductions               (5,723)      1,195,205

NET INVESTMENT INCOME                          7,066,489

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,903,309

 Foreign currency transactions    39,212       2,942,521

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            13,268,430

 Assets and liabilities in        2,118        13,270,548
foreign currencies

NET GAIN (LOSS)                                16,213,069

NET INCREASE (DECREASE) IN                    $ 23,279,558
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 7,066,489                   $ 9,556,479
income

 Net realized gain (loss)       2,942,521                     (24,724,723)

 Change in net unrealized       13,270,548                    (7,288,547)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     23,279,558                    (22,456,791)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (6,921,285)                   (8,112,285)
From net investment income

 Return of capital              -                             (1,692,592)

 TOTAL DISTRIBUTIONS            (6,921,285)                   (9,804,877)

Share transactions - net        (6,842,513)                   (12,668,733)
increase (decrease)

  TOTAL INCREASE (DECREASE)     9,515,760                     (44,930,401)
IN NET ASSETS

NET ASSETS

 Beginning of period            75,572,402                    120,502,803

 End of period (including      $ 85,088,162                  $ 75,572,402
under (over) distribution
of net investment income of
$332,924 and  $(632,109),
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED DECEMBER 31,         1999      1998       1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.780   $ 11.120   $ 11.720  $ 10.520
period

Income from Investment
Operations

Net investment income D           .821      .943       .953      .274

Net realized and unrealized       1.884     (3.275)    .891      1.574
gain (loss)

Total from investment             2.705     (2.332)    1.844     1.848
operations

Less Distributions

From net investment income        (.805)    (.834)     (.984)    (.238)

From net realized gain            -         -          (1.460)   (.410)

Return of capital                 -         (.174)     -         -

Total distributions               (.805)    (1.008)    (2.444)   (.648)

Net asset value, end of period   $ 9.680   $ 7.780    $ 11.120  $ 11.720

TOTAL RETURN B, C                 36.35%    (21.94)%   16.52%    17.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,140   $ 2,829    $ 2,313   $ 478
(000 omitted)

Ratio of expenses to average      1.40% F   1.40% F    1.40% F   1.40% A, F
net assets

Ratio of expenses to average      1.40%     1.39% G    1.38% G   1.40% A
net assets after expense
reductions

Ratio of net investment           9.57%     10.05%     7.74%     7.31% A
income to average  net assets

Portfolio turnover rate           275%      514%       660%      410%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED DECEMBER 31,         1999      1998       1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 7.770   $ 11.110   $ 11.710  $ 9.280   $ 9.520
of period

Income from Investment
Operations

Net investment income             .815 C    .975 C     .877 C    .758 C    .860

Net realized and unrealized       1.886     (3.319)    .961      2.832     (.323)
gain (loss)

Total from investment             2.701     (2.344)    1.838     3.590     .537
operations

Less Distributions

From net investment income        (.801)    (.824)     (.978)    (.750)    (.777)

From net realized gain            -         -          (1.460)   (.410)    -

Return of capital                 -         (.172)     -         -         -

Total distributions               (.801)    (.996)     (2.438)   (1.160)   (.777)

Net asset value, end of period   $ 9.670   $ 7.770    $ 11.110  $ 11.710  $ 9.280

TOTAL RETURN A, B                 36.34%    (22.07)%   16.47%    40.41%    6.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 55,715  $ 53,643   $ 93,228  $ 78,861  $ 36,205
(000 omitted)

Ratio of expenses to average      1.42%     1.50%      1.47%     1.49%     1.50%D
net assets

Ratio of expenses to average      1.42%     1.48% E    1.45% E   1.48% E   1.50%
net assets after expense
reductions

Ratio of net investment           9.54%     9.96%      7.08%     7.23%     9.32%
income to average net assets

Portfolio turnover rate           275%      514%       660%      410%      305%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED DECEMBER 31,         1999      1998       1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 7.800   $ 11.160   $ 11.750  $ 9.300   $ 9.520
of period

Income from Investment
Operations

Net investment income             .761 C    .907 C     .806 C    .686 C    .835

Net realized and unrealized       1.904     (3.334)    .956      2.853     (.342)
gain (loss)

Total from investment             2.665     (2.427)    1.762     3.539     .493
operations

Less Distributions

From net investment income        (.745)    (.772)     (.892)    (.679)    (.713)

From net realized gain            -         -          (1.460)   (.410)    -

Return of capital                 -         (.161)     -         -         -

Total distributions               (.745)    (.933)     (2.352)   (1.089)   (.713)

Net asset value, end of period   $ 9.720   $ 7.800    $ 11.160  $ 11.750  $ 9.300

TOTAL RETURN A, B                 35.58%    (22.66)%   15.70%    39.61%    6.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,054  $ 16,703   $ 23,576  $ 17,746  $ 9,486
(000 omitted)

Ratio of expenses to average      2.10%     2.15% D    2.15%     2.15% D   2.25% D
net assets

Ratio of expenses to average      2.10%     2.13% E    2.13% E   2.15%     2.25%
net assets after expense
reductions

Ratio of net investment           8.86%     9.36%      6.48%     6.56%     8.48%
income to average net assets

Portfolio turnover rate           275%      514%       660%      410%      305%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED DECEMBER 31,         1999     1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.790  $ 11.110   $ 12.190
period

Income from Investment
Operations

Net investment income D           .750     .792       .154

Net realized and unrealized       1.893    (3.191)    .322
gain (loss)

Total from investment             2.643    (2.399)    .476
operations

Less Distributions

From net investment income        (.733)   (.762)     (.286)

From net realized gain            -        -          (1.270)

Return of capital                 -        (.159)     -

Total distributions               (.733)   (.921)     (1.556)

Net asset value, end of period   $ 9.700  $ 7.790    $ 11.110

TOTAL RETURN B, C                 35.31%   (22.47)%   4.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,402  $ 964      $ 66
(000 omitted)

Ratio of expenses to average      2.23%    2.25% F    2.25% A, F
net assets

Ratio of expenses to average      2.23%    2.23% G    2.25% A
net assets after  expense
reductions

Ratio of net investment           8.73%    9.30%      9.04% A
income to average net assets

Portfolio turnover rate           275%     514%       660%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED DECEMBER 31,         1999      1998       1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 7.740   $ 11.060   $ 11.650  $ 9.280   $ 8.400
of period

Income from Investment
Operations

Net investment income             .837 D    .931 D     .860 D    .786 D    .393

Net realized and unrealized       1.868     (3.229)    1.008     2.779     .876
gain (loss)

Total from investment             2.705     (2.298)    1.868     3.565     1.269
operations

Less Distributions

From net investment income        (.825)    (.846)     (.998)    (.785)    (.389)

From net realized gain            -         -          (1.460)   (.410)    -

Return of capital                 -         (.176)     -         -         -

Total distributions               (.825)    (1.022)    (2.458)   (1.195)   (.389)

Net asset value, end of period   $ 9.620   $ 7.740    $ 11.060  $ 11.650  $ 9.280

TOTAL RETURN B, C                 36.59%    (21.75)%   16.84%    40.21%    15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,778   $ 1,434    $ 1,320   $ 2,639   $ 201
(000 omitted)

Ratio of expenses to average      1.14%     1.25% F    1.25% F   1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.13% G   1.24% G    1.23% G   1.25%     1.25% A
net assets after expense
reductions

Ratio of net investment           9.83%     10.02%     6.85%     7.46%     9.09% A
income to average net assets

Portfolio turnover rate           275%      514%       660%      410%      305%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

For the period ended December 31, 1998, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to reductions in taxable income available for distribution after certain distributions had been made.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on

2. OPERATING POLICIES - CONTINUED

OPTIONS - CONTINUED

purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $3,810,231 or 4.5% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $192,450,827 and $201,420,489, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .68% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,226      $ 40

CLASS T    128,769      22,142

CLASS B    157,802      113,994

CLASS C    18,509       14,763

          $ 308,306    $ 150,939

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 6,995      $ 2,324

CLASS T    32,261       13,636

CLASS B    64,093       64,093*

CLASS C    1,717        1,717*

          $ 105,066    $ 81,770

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 7,687    .36

CLASS T                 115,484   .22

CLASS B                 44,838    .26

CLASS C                 5,317     .29

INSTITUTIONAL CLASS     4,416     .19

                       $ 177,742

ACCOUNTING FEES. Fidelity Service Company, Inc., an affilate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $2,127,000. The weighted average interest rate was 5.04%.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the Class A's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of 1.40% of average net assets. For the period, the reimbursement reduced the expenses by $1,148.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,560 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,015 under this arrangement.

7. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. BENEFICIAL INTEREST.

At the end of the period, FMR was record owner of approximately 11% of the total outstanding shares of the fund.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class of shares for the periods were as follows:
                            YEAR ENDED DECEMBER 31,

                            1999                     1998

FROM NET INVESTMENT INCOME

Class A                     $ 198,550                $ 219,978

Class T                      4,792,465                6,143,721

Class B                      1,508,455                1,620,830

Class C                      159,916                  37,441

Institutional Class          261,899                  90,315

Total                       $ 6,921,285              $ 8,112,285

RETURN OF CAPITAL

Class A                     $ -                      $ 45,897

Class T                      -                        1,281,860

Class B                      -                        338,179

Class C                      -                        7,812

Institutional Class          -                        18,844

Total                       $ -                      $ 1,692,592

                            $ 6,921,285              $ 9,804,877

10. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                            DOLLARS

                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED
                                                                                                           DECEMBER 31,

                                1999                     1998                     1999                     1998



CLASS A Shares sold              85,049                   235,098                 $ 725,615                $ 2,083,069

Reinvestment of distributions    19,735                   24,274                   172,036                  221,948

Shares redeemed                  (247,480)                (103,745)                (1,984,096)              (983,680)

Net increase (decrease)          (142,696)                155,627                 $ (1,086,445)            $ 1,321,337

CLASS T Shares sold              2,796,838                2,933,653               $ 23,706,190             $ 27,650,341

Reinvestment of distributions    476,741                  698,169                  4,150,699                6,462,132

Shares redeemed                  (4,418,691)              (5,118,827)              (37,034,387)             (49,719,962)

Net increase (decrease)          (1,145,112)              (1,487,005)             $ (9,177,498)            $ (15,607,489)

CLASS B Shares sold              565,451                  816,033                 $ 4,858,849              $ 7,761,777

Reinvestment of distributions    134,352                  175,037                  1,179,380                1,605,746

Shares redeemed                  (879,623)                (964,234)                (7,521,597)              (9,294,273)

Net increase (decrease)          (179,820)                26,836                  $ (1,483,368)            $ 73,250

CLASS C Shares sold              255,248                  170,399                 $ 2,187,018              $ 1,580,351

Reinvestment of distributions    12,291                   4,144                    108,919                  34,839

Shares redeemed                  (143,693)                (56,813)                 (1,240,277)              (482,761)

Net increase (decrease)          123,846                  117,730                 $ 1,055,660              $ 1,132,429

INSTITUTIONAL CLASS Shares       749,979                  330,391                 $ 6,571,465              $ 2,916,407
sold

Reinvestment of distributions    24,724                   10,655                   223,316                  96,223

Shares redeemed                  (359,249)                (275,152)                (2,945,643)              (2,600,890)

Net increase (decrease)          415,454                  65,894                  $ 3,849,138              $ 411,740


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 15, 2000

DISTRIBUTIONS


The percentage of dividends distributed during the fiscal year representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

 INCOME TAXES

Class A 100% less than 1%
Class T 100% less than 1%
Class B 100% less than 1%
Class C 100% less than 1%

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited
 Tokyo, Japan
Fidelity International Investment Advisors
 Pembroke, Bermuda
Fidelity International Investment
 Advisors (U.K.) Limited
 London, England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

* INDEPENDENT TRUSTEES

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

EMI-ANN-0200  88338
1.540210.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com



FIDELITY  (REGISTERED TRADEMARK) ADVISOR
EMERGING MARKETS INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
DECEMBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              9   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     12  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            13  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   22  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  31  Notes to financial statements.

REPORT OF INDEPENDENT  40  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          41

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EMERGING MARKETS INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV EMERGING MARKETS    36.59%       87.56%        92.19%
INCOME - INST CL

JP EMBI Global                   24.18%       110.15%       89.80%

JP EMBI Plus                     25.97%       115.36%       95.11%

Emerging Markets Debt Funds      24.51%       84.02%        n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 26 emerging market countries. You can also compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Plus - a market value-weighted index of U.S. dollar and other external currency-denominated Brady bonds, loans, Eurobonds, and local instruments traded in emerging markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past one year average represents a peer group of 53 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY ADV EMERGING MARKETS  36.59%       13.40%        11.89%
INCOME - INST CL

JP EMBI Global                 24.18%       16.01%        11.65%

JP EMBI Plus                   25.97%       16.58%        12.18%

Emerging Markets Debt Funds    24.51%       12.76%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             FA Emerg Mkt Inc -CL I      JP EMBI Global
             00607                       JP045
  1994/03/10      10000.00                    10000.00
  1994/03/31       9583.54                     8854.87
  1994/04/30       9709.65                     8696.06
  1994/05/31      10335.54                     9321.51
  1994/06/30       9835.28                     8769.57
  1994/07/31      10055.96                     8955.23
  1994/08/31      11267.52                     9684.79
  1994/09/30      11589.24                     9881.74
  1994/10/31      11290.55                     9595.37
  1994/11/30      11055.90                     9637.26
  1994/12/31      10246.94                     9031.92
  1995/01/31       9070.51                     8617.57
  1995/02/28       8422.24                     8204.98
  1995/03/31       8175.93                     8074.41
  1995/04/30       8877.85                     8891.47
  1995/05/31       9407.49                     9696.42
  1995/06/30       9460.49                     9801.47
  1995/07/31       9478.29                     9804.81
  1995/08/31       9683.27                    10078.14
  1995/09/30      10070.53                    10432.50
  1995/10/31      10009.09                    10331.83
  1995/11/30      10344.64                    10681.21
  1995/12/31      10975.98                    11414.47
  1996/01/31      11786.94                    12387.58
  1996/02/29      11132.52                    11676.70
  1996/03/31      11239.43                    11938.35
  1996/04/30      11817.53                    12528.79
  1996/05/31      12141.13                    12723.41
  1996/06/30      12409.00                    13076.33
  1996/07/31      12552.11                    13217.19
  1996/08/31      13008.06                    13636.05
  1996/09/30      14076.23                    14434.05
  1996/10/31      14441.53                    14552.77
  1996/11/30      15251.78                    15269.86
  1996/12/31      15389.41                    15435.62
  1997/01/31      16045.33                    15904.38
  1997/02/28      16318.80                    16163.91
  1997/03/31      15666.08                    15625.30
  1997/04/30      16195.03                    16084.32
  1997/05/31      16893.07                    16629.56
  1997/06/30      17418.65                    16993.71
  1997/07/31      18174.39                    17696.06
  1997/08/31      18074.50                    17610.12
  1997/09/30      18657.53                    18098.90
  1997/10/31      16803.76                    16181.04
  1997/11/30      17430.57                    16867.20
  1997/12/31      17981.09                    17279.73
  1998/01/31      18002.45                    17362.80
  1998/02/28      18492.36                    17821.66
  1998/03/31      18987.43                    18226.31
  1998/04/30      18999.68                    18268.46
  1998/05/31      18212.32                    17716.91
  1998/06/30      17627.52                    17267.96
  1998/07/31      17898.02                    17368.75
  1998/08/31      11585.73                    12620.00
  1998/09/30      12607.92                    13710.43
  1998/10/31      13479.33                    14586.25
  1998/11/30      14507.78                    15586.27
  1998/12/31      14070.24                    15284.88
  1999/01/31      13729.74                    14936.58
  1999/02/28      13965.43                    15084.29
  1999/03/31      15202.03                    16083.74
  1999/04/30      16824.58                    17072.89
  1999/05/31      15919.19                    16191.13
  1999/06/30      16716.28                    16813.26
  1999/07/31      16256.22                    16533.07
  1999/08/31      16258.10                    16543.84
  1999/09/30      16637.06                    17063.96
  1999/10/31      17313.57                    17668.47
  1999/11/30      18122.30                    18141.41
  1999/12/31      19218.78                    18980.49
IMATRL PRASUN   SHR__CHT 19991231 20000210 111347 R00000000000073

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $19,219 - a 92.19% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the same JP EMBI Global would have grown to $18,980 an 89.80% increase. Going forward, the fund's performance will be compared to the J.P. Morgan Emerging Markets Bond Index Global, rather than the J.P. Morgan Emerging Markets Index Plus, because the J.P. Morgan Emerging Bond Index Global includes a broader representation of the fund's investment universe.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a country's
financial markets, its local political
and economic climate, and the
fluctuating value of its currency
create these risks. For these
reasons an international fund's
performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may
have a gain or loss when you sell
your shares.

TOTAL RETURN COMPONENTS

                  YEARS ENDED DECEMBER 31,                           JULY 3, 1995 (COMMENCEMENT OF
                                                                     SALE OF INSTITUTIONAL CLASS
                                                                     SHARES) TO DECEMBER 31,

                  1999                      1998     1997    1996    1995

Dividend returns  12.30%                    8.27%    8.54%   9.89%   5.04%

Capital returns   24.29%                    -30.02%   8.30%  30.32%  10.48%

Total returns     36.59%                    -21.75%  16.84%  40.21%  15.52%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1999  PAST 1 MONTH    PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              20.03(cents) A  49.15(cents)   82.54(cents)

Annualized dividend rate         24.85% A        11.02%         9.68%

30-day annualized yield          7.87%           -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.49 over the past one month, $8.85 over the past six months, and $8.53 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

A THE PAST MONTH DIVIDENDS PER SHARE INCLUDE ADDITIONAL NONRECURRING DISTRIBUTIONS REQUIRED BY FEDERAL TAX REGULATIONS. THESE DISTRIBUTIONS MAY NOT BE REFLECTED IN FUTURE MONTHLY DIVIDENDS.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Unlike 1998, emerging markets were
generally a much sounder investment in
1999. For the 12-month period
ending December 31, 1999, the
JP Morgan Emerging Markets Bond
Index was up 21.56%, ending the
year as one of the best-performing
asset classes. A year ago, that
same index closed 1998 with a
negative 11.04% annual return.
A variety of factors sparked the
recovery in emerging markets in
1999, including rising commodity
prices, particularly oil; the
continuation of a strong U.S.
economy; stable-to-lower interest
rates; tame inflation; and greater
political stability. On a country
specific level, Russia was the year's
biggest comeback story.
Devastated by its devaluation of the
ruble and loan defaults in 1998,
Russia steadily improved, aided by
higher oil prices, continued debt
negotiations and a new prime
minister, making it the
best-performing country in the index
in 1999. Despite a currency
devaluation in the opening month of
1999, Brazil also was a strong
performer. Both Brazil and Mexico
enjoyed relatively low inflation and
an improved economy. Turkey also
performed strongly as the
government's reform plans, IMF
financial support, and the
announcement that it would be
accepted in the European Union all
combined to boost the country's
prospects.

(photograph of John Carlson)

An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. HOW DID THE FUND PERFORM, JOHN?

A. Very well, relative to its benchmark and peers. For the 12 months ending December 31, 1999, the fund's Institutional Class shares returned 36.59 %. The emerging market debt funds average as tracked by Lipper Inc., returned 24.51% during the period, while the J.P. Morgan Emerging Markets Bond Index Plus returned 25.97%. The fund's new benchmark, the J.P. Morgan Emerging Markets Bond Index Global, returned 24.18%.

Q. WHY DID THE FUND CHANGE ITS BENCHMARK?

A. The new benchmark, the J.P. Morgan Emerging Markets Bond Index Global, tracks total returns for U.S. dollar-denominated debt instruments issued by emerging-market countries, such as Brady bonds, loans, eurobonds and local market instruments. The new index is a broader measure of the investment universe for emerging-market debt than the old one. More specifically, it includes a larger number of countries, 26, than the previous benchmark, which included 16. In addition, it uses different guidelines for selecting countries and allows more securities to be included. J.P. Morgan created the index as a result of the large number of emerging-market issuers that have come into the market in the last few years. I will discuss more specific characteristics of the EMBI Global index in the callout box at the end of this report.

Q.  WOULD YOU PROVIDE AN UPDATE ON RUSSIA'S PERFORMANCE IN 1999?

A. I'd be happy to. Russia was the big story in 1998, and it was again in 1999. However, this time the story was good - after having been oversold and distressed in 1998, the Russian market is recovering. Russian debt prices rebounded as the year progressed, due to stronger commodity prices, particularly oil, and better-than-expected economic growth. Its government adopted a number of prudent fiscal and monetary policies, with the result being that Russia ended the year as the best-performing country in the index. The fund's overweighted position in Russia was the largest contributor to performance.

Q. WHAT WERE SOME OF THE OTHER EVENTS THAT ADDED TO THE FUND'S
OUTPERFORMANCE FOR THE PERIOD?

A. In addition to Russia, the fund's holdings in Brazil helped performance. In January 1999, Brazil devalued its local currency, the real, sending valuations downward. The markets responded quickly to the anticipated move and priced securities accordingly. The Brazilian government used the crisis to enact reforms in its social security system. The economy reacted better than expected, inflation was relatively low and, as a result, valuations rebounded by year's end. The fund held a market-weight position in Mexico, another strong performer in 1999. Mexico's inflation rate decreased, while trade increased, employment was up and the peso was stable. Security selection within Mexico helped the position outperform its benchmark. The worldwide rally in the commodities markets was another significant factor in the fund's performance; most notably, the near doubling of oil prices during the year had a positive effect on many emerging-market countries since most of them are commodity exporters.

Q. WERE THERE ANY NEGATIVE STORIES IN 1999?

A. Ecuador - in August it became the first country to default on its Brady bonds, largely because its government was unwilling to carry out needed reforms to its banking sector. These reforms would have attracted much needed foreign capital into that country. As a result, Ecuador was the only country in the index to have finished the year with negative returns. While the fund did have very slight exposure to Ecuador that affected absolute performance, our dramatic underweighting of the country compared to the benchmark helped relative performance.

Q. JOHN, WHAT IS YOUR OUTLOOK FOR THE FUND?

A. More of the same - and by that I mean the fund's investment strategy will remain constant. Emphasis will continue to be placed on individual security selection utilizing Fidelity's extensive credit research capabilities. We look for sustained growth from emerging markets - aided by additional good economic news from developed markets, such as Japan, and continued non-inflationary growth in the
U. S. economy. We will continue to watch international events with interest, including the effect of Russia's announcement prior to year-end that Vladimir Putin was named interim president and called for elections in the first quarter of 2000.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks high current
income; as a secondary
objective, the fund seeks
capital appreciation

START DATE: March 10, 1994

SIZE: as of December 31,
1999, more than $85 million

MANAGER: John Carlson,
since 1995; also lead
manager, Fidelity Advisor
Strategic Income Fund, since
1996; joined Fidelity in
1995

JOHN CARLSON ON THE NEWEST
EMERGING-MARKET DEBT
BENCHMARK:

"During the 1990s, J.P. Morgan
established itself as a leading provider of emerging-market debt indexes. The first index, the Emerging Markets
Bond Index (EMBI), was introduced
in August 1992 and focused principally
on Brady bonds. As the nature and the
composition of the market changed,
J.P. Morgan updated its indexes. The
Emerging Markets Bond Index Plus
(EMBI+), introduced in July 1995,
expanded the scope of the EMBI to
include sovereign eurobonds, U.S.
dollar-denominated domestic bonds
and loans.

"In August 1999, J.P. Morgan
introduced its newest index, the EMBI
Global. The EMBI Global is similar to
the EMBI+, but includes a wider range
of countries, 26 in all, versus 16 for the EMBI+. The EMBI Global also includes more individual issues as a result of its differing pricing criteria:
To be included in the EMBI+, a
security must have quotes from
several dealers and meet a maximum
bid/offer spread test, while the EMBI
Global only requires that quotes be
readily available. This paved the way
for 10 additional countries to join,
resulting in increased exposure to
Asian countries (15% of total) while
decreasing exposure to Latin
American countries (66% of total) as
compared to its other indexes.

"Comparing the fund's performance to
the EMBI Global will not change how
the fund is managed. Indeed, the new
index is closer in spirit to the
approach used in the past given the
fund's experience investing in the 10
additional countries now included in
the index."

INVESTMENT CHANGES



TOP FIVE COUNTRIES AS OF
DECEMBER 31, 1999

(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
                                                      MONTHS AGO

Brazil                         21.0                    20.4

Argentina                      15.7                    14.3

Mexico                         14.1                    14.5

Russia                         11.3                    11.7

Venezuela                      4.6                     9.2


PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE. TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL
POLITICAL AND CREDIT RISK.

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
EQUIVALENTS)                                           MONTHS AGO

Federative Republic of Brazil   15.3                    12.4

Republic of Argentina           11.6                    10.0

United Mexican States           11.3                    8.3

Russian Federation              6.3                     5.4

Republic of Venezuela           4.6                     9.2

                                49.1                    45.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999                                         AS OF JUNE 30, 1999

Corporate Bonds                  13.4%                          Corporate Bonds                19.1%

Government  Obligations          64.3%                          Government  Obligations        59.9%

Supranational Obligations         0.1%                          Supranational Obligations       0.0%

Stocks                            3.5%                          Stocks                          5.0%

Other Investments                 5.7%                          Other Investments               6.3%

Short-Term  Investments and                                     Short-Term  Investments and
Net Other Assets                 13.0%                          Net Other Assets                9.7%

Row: 1, Col: 1, Value: 13.4                                     Row: 1, Col: 1, Value: 19.1
Row: 1, Col: 2, Value: 0.0                                      Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 64.3                                     Row: 1, Col: 3, Value: 59.9
Row: 1, Col: 4, Value: 0.1                                      Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.5                                      Row: 1, Col: 5, Value: 5.0
Row: 1, Col: 6, Value: 5.7                                      Row: 1, Col: 6, Value: 6.3
Row: 1, Col: 7, Value: 0.0                                      Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 13.0                                     Row: 1, Col: 8, Value: 9.699999999999999





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE
OF THE FUND'S INVESTMENTS.

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets



CORPORATE BONDS - 13.4%

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

CONVERTIBLE BONDS - 1.4%

MALAYSIA - 1.4%

Telekom Malaysia BHD 4%          Baa3        $ 1,430,000                        $ 1,229,800
10/3/04

NONCONVERTIBLE BONDS - 12.0%

ARGENTINA - 1.7%

Compania Internacional de        BB     ARS   1,740,000                          1,444,402
Telecomunicaciones 10.375%
8/1/04 (Reg. S)

BRAZIL - 4.4%

Banco Nacional de
Desenvolvimento Economico e
Social:

12.193% 6/16/08 (g)(h)           B2           980,000                            886,900

12.193% 6/16/08 (Reg. S) (h)     B2           3,135,000                          2,837,175

                                                                                 3,724,075

INDONESIA - 1.7%

APP International Finance Co.    Caa1         1,770,000                          1,491,225
11.75% 10/1/05

MALAYSIA - 1.4%

Petroliam Nasional BHD
(Petronas):

7.625% 10/15/26 (Reg. S)         A2           840,000                            743,400

yankee 7.625% 10/15/26 (g)       Baa3         490,000                            433,650

                                                                                 1,177,050

MAURITIUS - 0.9%

APP International Finance
(Mauritius) Ltd.:

0% 7/7/00 (g)                    Caa1         460,000                            423,200

0% 7/7/00 (Reg. S)               Caa1         380,000                            349,600

                                                                                 772,800

MEXICO - 1.5%

Alestra S. de R.L de CV          B2           540,000                            545,400
12.625% 5/15/09

Petroleos Mexicanos 9.5%         BB           760,000                            744,800
9/15/27

                                                                                 1,290,200

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NETHERLANDS ANTILLES - 0.4%

Astra Overseas Finance BV        -           $ 950,000                          $ 327,750
(Reg. S) 0% 6/30/06

TOTAL NONCONVERTIBLE BONDS                                                       10,227,502

TOTAL CORPORATE BONDS                                                            11,457,302
(Cost $10,291,885)

GOVERNMENT OBLIGATIONS (I) -
64.3%



ARGENTINA - 14.0%

City of Buenos Aires euro        B1     ARS   2,450,000                          2,033,785
10.5% 5/28/04

Republic of Argentina:

BOCON 2.7696% 4/1/07 (h)         B1     ARS   4,769,699                          3,268,737

Brady:

discount euro 6.875% 3/31/23     B1           1,510,000                          1,200,450
(h)

par euro 6% 3/31/23              B1           2,470,000                          1,630,200

9.75% 9/19/27                    B1           2,590,000                          2,331,000

11.75% 2/12/07                   B1     ARS   850,000                            760,857

12.125% 2/25/19                  B1           630,000                            664,650

                                                                                 11,889,679

BRAZIL - 15.3%

Federative Republic of Brazil:

Brady:

capitalization bond 8% 4/15/14   B2           3,481,912                          2,620,139

debt conversion bond euro 7%     B2           3,670,000                          2,724,975
4/15/12 (h)

discount euro 6.9375% 4/15/24    B2           1,710,000                          1,297,463
(h)

new money bond L 7% 4/15/09      B2           3,600,000                          2,916,000
(Bearer) (h)

6.9375% 4/15/06 (h)              B2           1,833,000                          1,610,749

14.5% 10/15/09                   B2           1,660,000                          1,840,525

                                                                                 13,009,851

BULGARIA - 2.9%

Bulgarian Republic Brady:

discount A 6.5% 7/28/24 (h)      B2           1,230,000                          988,613

GOVERNMENT OBLIGATIONS (I) -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

BULGARIA - CONTINUED

Bulgarian Republic Brady: -
continued

FLIRB A 2.75% 7/28/12 (h)        B2          $ 940,000                          $ 674,450

interest arrears bond 6.5%       B2           1,000,000                          791,250
7/28/11 (h)

                                                                                 2,454,313

COLOMBIA - 1.4%

Republic of Colombia 8.7%        Ba2          1,500,000                          1,162,500
2/15/16

CROATIA - 0.2%

Republic of Croatia 6.4563%      Baa3         207,706                            190,051
7/31/06 (h)

ECUADOR - 0.7%

Ecuador Republic Brady:

discount euro 6.75% 2/28/25      Caa3         500,000                            192,500
(c)(h)

par euro 4% 2/28/25 (c)(f)       Caa3         500,000                            171,875

past due interest euro 6.75%     Caa3         1,071,202                          259,766
2/28/15 (bearer) (c)(h)

                                                                                 624,141

JORDAN - 1.6%

Jordanian Kingdom Brady par      Ba3          2,000,000                          1,330,000
6% 12/23/23 (h)

KAZAKHSTAN - 0.4%

Kazakhstan Republic 13.625%      B1           360,000                            378,450
10/18/04 (g)

MEXICO - 11.3%

United Mexican States:

Brady:

discount A 6.9325% 12/31/19      Ba1          250,000                            234,375
(h)

discount C 6.8363% 12/31/19      Ba1          470,000                            440,625
(h)

discount D 6.4531% 12/31/19      Ba1          560,000                            525,000
(h)

par A 6.25% 12/31/19 unit        Ba1          1,270,000                          1,003,300

Brady par B 6.25% 12/31/19       Ba1          4,820,000                          3,807,796
unit

global bond 11.5% 5/15/26        Ba1          3,010,000                          3,589,425

value recovery rights 6/30/03:

discount A (j)                   -            385,000                            4

discount C (j)                   -            725,000                            7

discount D (j)                   -            861,000                            9

                                                                                 9,600,541

GOVERNMENT OBLIGATIONS (I) -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

PERU - 1.5%

Peruvian Republic Brady:

FLIRB 3.75% 3/7/17 (h)           Ba3         $ 920,000                          $ 573,850

past due interest 4.5% 3/7/17    Ba3          1,050,000                          728,438
(h)

                                                                                 1,302,288

PHILIPPINES - 1.0%

Bangko Sentral Pilipinas 8.6%    Ba1          995,000                            828,338
6/15/27

POLAND - 0.4%

Republic of Poland 0% 12/21/01   A      PLN   2,020,000                          374,201

RUSSIA - 8.2%

Bank for Foreign Economic        Ca           2,880,000                          511,200
Affairs of Russia
(Vnesheconombank) interest
notes 6.9063% 12/15/15 (c)(h)

City of St. Petersburg Russia    Caa1         1,340,000                          857,600
9.5% 6/18/02 (Reg. S)

Russian Federation:

euro 12.75% 6/24/28 (Reg. S)     B3           1,550,000                          1,085,000

8.75% 7/24/05                    B3           1,630,000                          1,022,825

9.25% 11/27/01                   B3           1,100,000                          902,000

10% 6/26/07                      B3           1,250,000                          790,625

11% 7/24/18 (Reg. S)             B3           1,800,000                          1,102,500

11.75% 6/10/03                   B3           640,000                            496,000

Russian Federation Ministry      Ca           690,000                            222,525
of Finance  3% 5/14/03

                                                                                 6,990,275

SOUTH AFRICA - 0.5%

South African Republic 13%       Baa1   ZAR   2,545,000                          398,800
8/31/10

TURKEY - 0.4%

Turkish Republic 20.27%          -      TRL   185,439,000                        355,737
7/24/02 (e)(h)

VENEZUELA - 4.5%

Republic of Venezuela:

Brady:

FLIRB A 6.875% 3/31/07 (h)       B2           892,850                            700,887

par W-B euro 6.75% 3/31/20       B2           1,550,000                          1,059,813

global bond 13.625% 8/15/18      B2           1,310,000                          1,160,988

GOVERNMENT OBLIGATIONS (I) -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)              PRINCIPAL AMOUNT (D)               VALUE (NOTE 1)

VENEZUELA - CONTINUED

Republic of Venezuela: -
continued

Oil recovery rights 4/15/20      -           $ 16,705                           $ 0
(j)

9.25% 9/15/27                    B2           1,320,000                          887,700

                                                                                 3,809,388

TOTAL GOVERNMENT OBLIGATIONS                                                     54,698,553
(Cost $47,753,718)

SUPRANATIONAL OBLIGATIONS -
0.1%



International Bank for           AAA    PLN   340,000                            80,992
Reconstruction & Development
15.5% 11/22/00 (Cost $80,022)


COMMON STOCKS - 3.5%

                               SHARES

BRAZIL - 1.3%

Petrobras PN (Pfd. Reg.)        2,072,000               527,606

Telebras sponsored ADR (PFD     4,400                   565,400
Holder)

                                                        1,093,006

HONG KONG - 0.5%

China Telecom (Hong Kong)       3,400                   437,113
Ltd. sponsored ADR (a)

MEXICO - 1.3%

Cemex SA de CV:

ADR (a)                         1,368                   5,643

sponsored ADR (a)               14,200                  395,825

Fomento Economico Mexicano SA   9,900                   440,550
de CV sponsored ADR

Telefonos de Mexico SA de CV    2,100                   236,250
Series L sponsored ADR

                                                        1,078,268

SINGAPORE - 0.4%

Pacific Internet Ltd.           7,600                   356,725

TOTAL COMMON STOCKS                                     2,965,112
(Cost $2,114,486)


SOVEREIGN LOAN PARTICIPATIONS
- 4.5%

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

ALGERIA - 0.7%

Algerian Republic loan
participation:

Series 1 - Deutsche Bank         -         $ 240,000                         $ 183,600
6.625% 9/4/06 (h)

Series 1 - The Chase             -          320,000                           244,800
Manhattan Bank 6.625% 9/4/06
(h)

Series 1- Societe Generale       -          240,000                           183,600
6.625% 9/4/06 (h)

                                                                              612,000

ANGOLA - 0.3%

Banco Nacional de Angola loan    -          1,596,127                         255,380
participation - Societe
Generale (a)

CAMEROON - 0.2%

Cameroon Republic:

loan participation - Societe     -    FRF   1,960,000                         39,091
Generale (a)

loan participation - Societe     -    DEM   1,430,000                         95,652
Generale (a)

                                                                              134,743

CONGO - 0.2%

Congo Republic loan              -          1,056,047                         137,286
participation -  Societe
Generale (a)

MOROCCO - 1.1%

Moroccan Kingdom loan
participation:

Series A - Merrill Lynch,        -          307,619                           278,396
Pierce, Fenner & Smith, Inc.
6.8438% 1/1/09 (h)

Series A - Morgan Guaranty       -          367,100                           332,226
Trust Co. 6.8438% 1/1/09 (h)

Series A - Paribas Capital       -          360,000                           325,800
Markets 6.8438% 1/1/09 (h)

                                                                              936,422

RUSSIA - 2.0%

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement:

- BankBoston Corp. 6.9063%       -          20,000                            3,200
12/15/20 (c)(h)

- Deutsche Bank 6.9063%          -          380,000                           60,800
12/15/20 (c)(h)

- ING Bank NV 6.9063%            -          730,000                           116,800
12/15/20 (c)(h)

- Lehman Commercial Paper,       -          170,000                           27,200
Inc.  6.9063% 12/15/20 (c)(h)

- Merrill Lynch, Pierce,         -          760,000                           121,600
Fenner & Smith, Inc. 6.9063%
12/15/20 (c)(h)

SOVEREIGN LOAN PARTICIPATIONS
- CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)            PRINCIPAL AMOUNT (D)              VALUE (NOTE 1)

RUSSIA - CONTINUED

Bank for Foreign Economic
Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement: -
continued

- Morgan (J.P.) Securities,      -         $ 3,880,000                       $ 620,800
Inc. 6.9063% 12/15/20 (c)(h)

- Paribas Capital Markets        -          2,860,000                         457,600
6.9063% 12/15/20 (c)(h)

- The Chase Manhattan Bank       -          2,040,000                         326,400
6.9063% 12/15/20 (c)(h)

                                                                              1,734,400

TOTAL SOVEREIGN LOAN                                                          3,810,231
PARTICIPATIONS
(Cost $4,180,373)


CASH EQUIVALENTS - 12.0%

                           MATURITY AMOUNT

Investments in repurchase  $ 10,219,874          10,217,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.38%,
dated 12/31/99 due 1/3/00
(Cost $10,217,000)


PURCHASED OPTIONS - 1.2%

EXPIRATION DATE/ STRIKE PRICE                         UNDERLYING FACE AMOUNT

RUSSIA - 1.1%

The Deutsche Bank Call Option   April/00 8.75         $ 2,064,000                          961,050
on $12,900,000 notional
amount of Bank  for Foreign
Economic Affairs of Russia
(Vnesheconombank) loan
participation restructured
under 1997 Agreement -
Deutsche Bank 6.9063%
12/15/20

PURCHASED OPTIONS - CONTINUED

EXPIRATION DATE/ STRIKE PRICE                         UNDERLYING FACE AMOUNT              VALUE (NOTE 1)

VENEZUELA - 0.1%

The Deutsche Bank Call Option   January/00 78.25      $ 5,476,580                         $ 83,785
on $7,285,680 notional
amount of  Republic of
Venezuela Brady debt
conversion bond euro 6.3125%
12/18/07

TOTAL PURCHASED OPTIONS                                                                     1,044,835
(Cost $480,278)


TOTAL INVESTMENT PORTFOLIO -                                                                84,274,025
99.0%  (Cost $75,117,762)

NET OTHER ASSETS - 1.0%                                                                        814,137

NET ASSETS - 100%                                                                         $ 85,088,162

SECURITY TYPE ABBREVIATION

FLIRB                       -   Front Loaded Interest
                                Reduction Bonds

CURRENCY ABBREVIATIONS

ARS                         -   Argentine peso

DEM                         -   German deutsche mark

FRF                         -   French franc

PLN                         -   Polish zloty

TRL                         -   Turkish lira

ZAR                         -   South African rand

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Principal amount in thousands.

(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,122,200 or 2.5% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Quantity represents share amount.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        0.9%       AAA, AA, A    0.5%

Baa               2.7%       BBB           8.3%

Ba                16.9%      BB            32.8%

B                 48.9%      B             24.4%

Caa               4.4%       CCC           5.3%

Ca, C             0.9%       CC, C         4.2%

                             D             0.9%

The percentage not rated by Moody's or S&P amounted to 5.3%. FMR has determined that unrated debt securities that are lower quality account for 5.3% of the total value of investment in securities.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $75,673,517. Net unrealized appreciation aggregated $8,600,508, of which $10,117,504 related to appreciated investment securities and $1,516,996 related to depreciated investment securities.

At December 31, 1999, the fund had a capital loss carryforward of approximately $24,164,000 of which $20,267,000 and $3,897,000 will expire on December 31, 2006 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                     DECEMBER 31, 1999

ASSETS

Investment in securities, at              $ 84,274,025
value (including repurchase
agreements of $10,217,000)
(cost $75,117,762) -  See
accompanying schedule

Cash                                       541,870

Receivable for fund shares                 167,126
sold

Dividends receivable                       2,456

Interest receivable                        1,458,774

 TOTAL ASSETS                              86,444,251

LIABILITIES

Payable for investments        $ 665,125
purchased

Payable for fund shares         288,202
redeemed

Distributions payable           246,490

Accrued management fee          45,970

Distribution fees payable       27,343

Other payables and accrued      82,959
expenses

 TOTAL LIABILITIES                         1,356,089

NET ASSETS                                $ 85,088,162

Net Assets consist of:

Paid in capital                           $ 100,874,944

Undistributed net investment               332,924
income

Accumulated undistributed net              (25,271,321)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                9,151,615
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 85,088,162

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                       DECEMBER 31, 1999

CALCULATION OF MAXIMUM             $9.68
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($2,139,563 (divided by)
220,927 shares)

Maximum offering price per         $10.16
share (100/95.25 of $9.68)

CLASS T: NET ASSET VALUE and       $9.67
redemption price per share
($55,714,796 (divided by)
5,759,854 shares)

Maximum offering price per         $10.02
share (100/96.50 of $9.67)

CLASS B: NET ASSET VALUE and       $9.72
offering price per share
($19,054,130 (divided by)
1,960,442 shares) A

CLASS C: NET ASSET VALUE and       $9.70
offering price per share
($2,401,943 (divided by)
247,522 shares) A

INSTITUTIONAL CLASS: NET           $9.62
ASSET VALUE, offering price
and redemption price  per
share ($5,777,730 (divided
by) 600,705 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                           YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                             $ 105,209
Dividends

Interest                                       8,165,254

                                               8,270,463

Less foreign taxes withheld                    (8,769)

 TOTAL INCOME                                  8,261,694

EXPENSES

Management fee                   $ 511,880

Transfer agent fees               177,742

Distribution fees                 308,306

Accounting fees and expenses      60,633

Non-interested trustees'          361
compensation

Custodian fees and expenses       37,955

Registration fees                 55,493

Audit                             46,450

Legal                             707

Interest                          298

Miscellaneous                     1,103

 Total expenses before            1,200,928
reductions

 Expense reductions               (5,723)      1,195,205

NET INVESTMENT INCOME                          7,066,489

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,903,309

 Foreign currency transactions    39,212       2,942,521

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            13,268,430

 Assets and liabilities in        2,118        13,270,548
foreign currencies

NET GAIN (LOSS)                                16,213,069

NET INCREASE (DECREASE) IN                    $ 23,279,558
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 7,066,489                   $ 9,556,479
income

 Net realized gain (loss)       2,942,521                     (24,724,723)

 Change in net unrealized       13,270,548                    (7,288,547)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     23,279,558                    (22,456,791)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (6,921,285)                   (8,112,285)
From net investment income

 Return of capital              -                             (1,692,592)

 TOTAL DISTRIBUTIONS            (6,921,285)                   (9,804,877)

Share transactions - net        (6,842,513)                   (12,668,733)
increase (decrease)

  TOTAL INCREASE (DECREASE)     9,515,760                     (44,930,401)
IN NET ASSETS

NET ASSETS

 Beginning of period            75,572,402                    120,502,803

 End of period (including      $ 85,088,162                  $ 75,572,402
under (over) distribution
of net investment income of
$332,924 and  $(632,109),
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

YEARS ENDED DECEMBER 31,         1999      1998       1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.780   $ 11.120   $ 11.720  $ 10.520
period

Income from Investment
Operations

Net investment income D           .821      .943       .953      .274

Net realized and unrealized       1.884     (3.275)    .891      1.574
gain (loss)

Total from investment             2.705     (2.332)    1.844     1.848
operations

Less Distributions

From net investment income        (.805)    (.834)     (.984)    (.238)

From net realized gain            -         -          (1.460)   (.410)

Return of capital                 -         (.174)     -         -

Total distributions               (.805)    (1.008)    (2.444)   (.648)

Net asset value, end of period   $ 9.680   $ 7.780    $ 11.120  $ 11.720

TOTAL RETURN B, C                 36.35%    (21.94)%   16.52%    17.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,140   $ 2,829    $ 2,313   $ 478
(000 omitted)

Ratio of expenses to average      1.40% F   1.40% F    1.40% F   1.40% A, F
net assets

Ratio of expenses to average      1.40%     1.39% G    1.38% G   1.40% A
net assets after expense
reductions

Ratio of net investment           9.57%     10.05%     7.74%     7.31% A
income to average  net assets

Portfolio turnover rate           275%      514%       660%      410%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

YEARS ENDED DECEMBER 31,         1999      1998       1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 7.770   $ 11.110   $ 11.710  $ 9.280   $ 9.520
of period

Income from Investment
Operations

Net investment income             .815 C    .975 C     .877 C    .758 C    .860

Net realized and unrealized       1.886     (3.319)    .961      2.832     (.323)
gain (loss)

Total from investment             2.701     (2.344)    1.838     3.590     .537
operations

Less Distributions

From net investment income        (.801)    (.824)     (.978)    (.750)    (.777)

From net realized gain            -         -          (1.460)   (.410)    -

Return of capital                 -         (.172)     -         -         -

Total distributions               (.801)    (.996)     (2.438)   (1.160)   (.777)

Net asset value, end of period   $ 9.670   $ 7.770    $ 11.110  $ 11.710  $ 9.280

TOTAL RETURN A, B                 36.34%    (22.07)%   16.47%    40.41%    6.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 55,715  $ 53,643   $ 93,228  $ 78,861  $ 36,205
(000 omitted)

Ratio of expenses to average      1.42%     1.50%      1.47%     1.49%     1.50%D
net assets

Ratio of expenses to average      1.42%     1.48% E    1.45% E   1.48% E   1.50%
net assets after expense
reductions

Ratio of net investment           9.54%     9.96%      7.08%     7.23%     9.32%
income to average net assets

Portfolio turnover rate           275%      514%       660%      410%      305%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

YEARS ENDED DECEMBER 31,         1999      1998       1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 7.800   $ 11.160   $ 11.750  $ 9.300   $ 9.520
of period

Income from Investment
Operations

Net investment income             .761 C    .907 C     .806 C    .686 C    .835

Net realized and unrealized       1.904     (3.334)    .956      2.853     (.342)
gain (loss)

Total from investment             2.665     (2.427)    1.762     3.539     .493
operations

Less Distributions

From net investment income        (.745)    (.772)     (.892)    (.679)    (.713)

From net realized gain            -         -          (1.460)   (.410)    -

Return of capital                 -         (.161)     -         -         -

Total distributions               (.745)    (.933)     (2.352)   (1.089)   (.713)

Net asset value, end of period   $ 9.720   $ 7.800    $ 11.160  $ 11.750  $ 9.300

TOTAL RETURN A, B                 35.58%    (22.66)%   15.70%    39.61%    6.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,054  $ 16,703   $ 23,576  $ 17,746  $ 9,486
(000 omitted)

Ratio of expenses to average      2.10%     2.15% D    2.15%     2.15% D   2.25% D
net assets

Ratio of expenses to average      2.10%     2.13% E    2.13% E   2.15%     2.25%
net assets after expense
reductions

Ratio of net investment           8.86%     9.36%      6.48%     6.56%     8.48%
income to average net assets

Portfolio turnover rate           275%      514%       660%      410%      305%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

YEARS ENDED DECEMBER 31,         1999     1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.790  $ 11.110   $ 12.190
period

Income from Investment
Operations

Net investment income D           .750     .792       .154

Net realized and unrealized       1.893    (3.191)    .322
gain (loss)

Total from investment             2.643    (2.399)    .476
operations

Less Distributions

From net investment income        (.733)   (.762)     (.286)

From net realized gain            -        -          (1.270)

Return of capital                 -        (.159)     -

Total distributions               (.733)   (.921)     (1.556)

Net asset value, end of period   $ 9.700  $ 7.790    $ 11.110

TOTAL RETURN B, C                 35.31%   (22.47)%   4.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,402  $ 964      $ 66
(000 omitted)

Ratio of expenses to average      2.23%    2.25% F    2.25% A, F
net assets

Ratio of expenses to average      2.23%    2.23% G    2.25% A
net assets after  expense
reductions

Ratio of net investment           8.73%    9.30%      9.04% A
income to average net assets

Portfolio turnover rate           275%     514%       660%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

YEARS ENDED DECEMBER 31,         1999      1998       1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 7.740   $ 11.060   $ 11.650  $ 9.280   $ 8.400
of period

Income from Investment
Operations

Net investment income             .837 D    .931 D     .860 D    .786 D    .393

Net realized and unrealized       1.868     (3.229)    1.008     2.779     .876
gain (loss)

Total from investment             2.705     (2.298)    1.868     3.565     1.269
operations

Less Distributions

From net investment income        (.825)    (.846)     (.998)    (.785)    (.389)

From net realized gain            -         -          (1.460)   (.410)    -

Return of capital                 -         (.176)     -         -         -

Total distributions               (.825)    (1.022)    (2.458)   (1.195)   (.389)

Net asset value, end of period   $ 9.620   $ 7.740    $ 11.060  $ 11.650  $ 9.280

TOTAL RETURN B, C                 36.59%    (21.75)%   16.84%    40.21%    15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,778   $ 1,434    $ 1,320   $ 2,639   $ 201
(000 omitted)

Ratio of expenses to average      1.14%     1.25% F    1.25% F   1.25% F   1.25% A, F
net assets

Ratio of expenses to average      1.13% G   1.24% G    1.23% G   1.25%     1.25% A
net assets after expense
reductions

Ratio of net investment           9.83%     10.02%     6.85%     7.46%     9.09% A
income to average net assets

Portfolio turnover rate           275%      514%       660%      410%      305%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

For the period ended December 31, 1998, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to reductions in taxable income available for distribution after certain distributions had been made.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

OPTIONS. The fund may use options to manage its exposure to the bond markets and to fluctuations in currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on

2. OPERATING POLICIES - CONTINUED

OPTIONS - CONTINUED

purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $3,810,231 or 4.5% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $192,450,827 and $201,420,489, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .68% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,226      $ 40

CLASS T    128,769      22,142

CLASS B    157,802      113,994

CLASS C    18,509       14,763

          $ 308,306    $ 150,939

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 6,995      $ 2,324

CLASS T    32,261       13,636

CLASS B    64,093       64,093*

CLASS C    1,717        1,717*

          $ 105,066    $ 81,770

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund (collectively referred to as the transfer agent). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 7,687    .36

CLASS T                 115,484   .22

CLASS B                 44,838    .26

CLASS C                 5,317     .29

INSTITUTIONAL CLASS     4,416     .19

                       $ 177,742

ACCOUNTING FEES. Fidelity Service Company, Inc., an affilate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $2,127,000. The weighted average interest rate was 5.04%.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the Class A's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of 1.40% of average net assets. For the period, the reimbursement reduced the expenses by $1,148.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,560 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,015 under this arrangement.

7. CREDIT RISK.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. BENEFICIAL INTEREST.

At the end of the period, FMR was record owner of approximately 11% of the total outstanding shares of the fund.

9. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class of shares for the periods were as follows:

                            YEAR ENDED DECEMBER 31,

                            1999                     1998

FROM NET INVESTMENT INCOME

Class A                     $ 198,550                $ 219,978

Class T                      4,792,465                6,143,721

Class B                      1,508,455                1,620,830

Class C                      159,916                  37,441

Institutional Class          261,899                  90,315

Total                       $ 6,921,285              $ 8,112,285

RETURN OF CAPITAL

Class A                     $ -                      $ 45,897

Class T                      -                        1,281,860

Class B                      -                        338,179

Class C                      -                        7,812

Institutional Class          -                        18,844

Total                       $ -                      $ 1,692,592

                            $ 6,921,285              $ 9,804,877

10. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods were as follows:

                                SHARES                                            DOLLARS

                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED
                                                                                                           DECEMBER 31,

                                1999                     1998                     1999                     1998



CLASS A Shares sold              85,049                   235,098                 $ 725,615                $ 2,083,069

Reinvestment of distributions    19,735                   24,274                   172,036                  221,948

Shares redeemed                  (247,480)                (103,745)                (1,984,096)              (983,680)

Net increase (decrease)          (142,696)                155,627                 $ (1,086,445)            $ 1,321,337

CLASS T Shares sold              2,796,838                2,933,653               $ 23,706,190             $ 27,650,341

Reinvestment of distributions    476,741                  698,169                  4,150,699                6,462,132

Shares redeemed                  (4,418,691)              (5,118,827)              (37,034,387)             (49,719,962)

Net increase (decrease)          (1,145,112)              (1,487,005)             $ (9,177,498)            $ (15,607,489)

CLASS B Shares sold              565,451                  816,033                 $ 4,858,849              $ 7,761,777

Reinvestment of distributions    134,352                  175,037                  1,179,380                1,605,746

Shares redeemed                  (879,623)                (964,234)                (7,521,597)              (9,294,273)

Net increase (decrease)          (179,820)                26,836                  $ (1,483,368)            $ 73,250

CLASS C Shares sold              255,248                  170,399                 $ 2,187,018              $ 1,580,351

Reinvestment of distributions    12,291                   4,144                    108,919                  34,839

Shares redeemed                  (143,693)                (56,813)                 (1,240,277)              (482,761)

Net increase (decrease)          123,846                  117,730                 $ 1,055,660              $ 1,132,429

INSTITUTIONAL CLASS Shares       749,979                  330,391                 $ 6,571,465              $ 2,916,407
sold

Reinvestment of distributions    24,724                   10,655                   223,316                  96,223

Shares redeemed                  (359,249)                (275,152)                (2,945,643)              (2,600,890)

Net increase (decrease)          415,454                  65,894                  $ 3,849,138              $ 411,740


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 15, 2000

DISTRIBUTIONS


The percentage of dividends distributed during the fiscal year representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

 INCOME TAXES
Institutional Class 100% less than 1%

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited
 Tokyo, Japan
Fidelity International Investment Advisors
 Pembroke, Bermuda
Fidelity International Investment
 Advisors (U.K.) Limited
 London, England

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

* INDEPENDENT TRUSTEES

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant (registered trademark)
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

EMII-ANN-0200  88339
1.540212.102

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com